Other Financial Assets (Tables)	12 Months Ended
Jun. 30, 2022
Disclosure of financial assets [abstract]
Schedule of Other Financial Assets

	2022 A$	2021 A$
Restricted deposits held as security and not available for use	119,000	554,640

Disclosed in the financial statement as:

Current assets	-	435,640
Non-current assets	119,000	119,000
	119,000	554,640